Share-based Compensation - Summary of Share Option Activity (Detail) - 2016 Plan [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	11,070,011		12,055,912
Number of shares, Granted			878,125	15,299,019
Number of shares, Exercised	(1,019,625)		(797,463)
Number of shares, Forfeited	(158,500)		(1,066,563)
Number of shares, Ending balance	9,891,886	11,070,011
Number of shares, Vested and expected to vest	9,463,751
Number of shares, Exercisable	7,564,042
Weighted average grant date fair value, Beginning balance	¥ 16.79		¥ 19.87
Weighted average grant date fair value, Granted			14.51
Weighted average grant date fair value, Exercised	13.60		13.45
Weighted average grant date fair value, Forfeited	28.96		¥ 52.22
Weighted average grant date fair value, Ending balance	16.92	¥ 16.79
Weighted average grant date fair value, Vested and expected to vest	36.72
Weighted average grant date fair value, Exercisable	¥ 32.39
Weighted average remaining contractual term, Outstanding	6 years 3 months 18 days	7 years 3 months 21 days	8 years 2 months 4 days
Weighted average remaining contractual term, Vested and expected to vest	6 years 3 months 18 days
Weighted average remaining contractual term, Exercisable	5 years 10 months 13 days
Aggregate Intrinsic Value, Outstanding	¥ 578,275,151	¥ 99,672,691	¥ 578,275,151
Aggregate Intrinsic Value, Vested and expected to vest	453,939,274
Aggregate Intrinsic Value, Exercisable	¥ 362,817,639